Revenues from Contracts with Customers - Summary of Costs of Goods and Real Estate Sold and Service Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	¥ 2,218,282	¥ 2,033,894	¥ 2,010,648
Costs of goods sold
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	302,948	272,657	247,036
Costs of real estate sold
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	78,171	75,064	106,970
Asset management and servicing
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	56,810	42,145	37,808
Automobile related services
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	47,952	45,734	48,579
Facilities operation
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	46,515	41,461	66,163
Environment and energy services
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	122,426	105,246	110,899
Real estate management and brokerage
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	89,457	89,685	94,119
Real estate contract work
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	81,704	69,815	76,983
Other
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	50,246	45,147	49,363
Sales of Goods and Real Estate and Service [Member]
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	¥ 876,229	¥ 786,954	¥ 837,920